RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 4. RELATED PARTY TRANSACTIONS

In support of the Company's efforts and cash requirements, it must rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. The advances are considered temporary in nature and have not been formalized by a promissory note.

As at November 30, 2015, the Company had a $215,070 loan outstanding with a shareholder of the Company. This compares with the outstanding balance of $153,528 at the fiscal year end of February 28, 2015. The loan is non-interest bearing, due upon demand and unsecured.

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. The advances are considered temporary in nature and have not been formalized by a promissory note.

As of February 28, 2015, the Company had a $153,528 loan outstanding with a shareholder of the Company. The loan is non-interest bearing, due upon demand and unsecured.